Securitizations And Variable Interest Entities (Carrying Amount Of Assets And Liabilities Of Unconsolidated VIEs) (Details) (JPY ¥) In Billions, unless otherwise specified	Mar. 31, 2012	Mar. 31, 2011
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	¥ 2,485	¥ 2,457
Carrying amount of variable interests, Liabilities	9	8
Maximum exposure to loss to unconsolidated VIEs	2,531	2,490
Equities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	58	80
Maximum exposure to loss to unconsolidated VIEs	58	80
Debt Securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	133	164
Maximum exposure to loss to unconsolidated VIEs	133	164
Mortgage And Mortgage-Backed Securities [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2,137	2,070
Maximum exposure to loss to unconsolidated VIEs	2,137	2,070
Investment Trust Fund And Other [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	96	80
Maximum exposure to loss to unconsolidated VIEs	96	80
Derivatives [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	0	1
Carrying amount of variable interests, Liabilities	9	8
Maximum exposure to loss to unconsolidated VIEs	27	17
Private Equity Investments [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	25	24
Maximum exposure to loss to unconsolidated VIEs	25	24
Short-Term Borrowings [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	2	3
Maximum exposure to loss to unconsolidated VIEs	2	3
Long-Term Borrowings [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	29	31
Maximum exposure to loss to unconsolidated VIEs	29	31
Other SPE [Member]
Variable Interest Entity [Line Items]
Carrying amount of variable interests, Assets	5	4
Maximum exposure to loss to unconsolidated VIEs	5	4
Commitments To Extend Credit [Member]
Variable Interest Entity [Line Items]
Maximum exposure to loss to unconsolidated VIEs	¥ 19	¥ 17